Appendix 2 Changes in the Scope of Consolidation - Summary of Companies Eliminated from the Scope of Consolidation (Detail) - Electrogas S.A. [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	0.00%	42.50%
Total	0.00%	42.50%
Consolidation Method	Equity method	Equity method